ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF ASSETS ACQUIRED
Assets Acquired	Amount
Drone Hexacopter	$50,000
Patents	997,863
Total Purchase Price	$1,047,863